Significant Accounting policies, Exchange Rates (Details)	12 Months Ended												18 Months Ended
	Oct. 31, 2020 $ / £	Oct. 31, 2020 $ / £ $ / €	Oct. 31, 2020 $ / £ $ / $	Oct. 31, 2020 $ / £ JPY (¥)	Oct. 31, 2020 $ / £ $ / ¥	Oct. 31, 2020 $ / £ $ / ₨	Oct. 31, 2020 $ / £ $ / ₪	Oct. 31, 2019 $ / £	Oct. 31, 2019 $ / £ $ / €	Oct. 31, 2019 $ / £ $ / $	Oct. 31, 2019 $ / £ JPY (¥)	Oct. 31, 2019 $ / £ $ / ₪	Oct. 31, 2018 $ / £	Oct. 31, 2018 $ / £ $ / €	Oct. 31, 2018 $ / £ $ / $	Oct. 31, 2018 $ / £ JPY (¥)	Oct. 31, 2018 $ / £ $ / ₪	Oct. 31, 2020 $ / €	Oct. 31, 2020 $ / $	Oct. 31, 2020 JPY (¥)	Oct. 31, 2020 $ / ¥	Oct. 31, 2020 $ / ₨	Oct. 31, 2020 $ / ₪	Oct. 31, 2019 $ / €	Oct. 31, 2019 $ / $	Oct. 31, 2019 JPY (¥)	Oct. 31, 2019 $ / ₪	Oct. 31, 2018 $ / €	Oct. 31, 2018 $ / $	Oct. 31, 2018 JPY (¥)	Oct. 31, 2018 $ / ₪
Exchange rates [Abstract]
Average	1.28	1.13	0.74	93	0.14	0.01	0.29	1.27	1.12	0.75	110	0.28	1.33	1.18	0.78	90	0.28
Closing	1.30	1.30	1.30	1.30	1.30	1.30	1.30	1.29	1.29	1.29	1.29	1.29	1.27	1.27	1.27	1.27	1.27	1.17	0.75	96	0.15	0.01	0.29	1.12	0.76	108	0.28	1.14	0.76	92	0.27